Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities
7.	Accrued Liabilities

Accrued liabilities at March 31, 2013 and December 31, 2012 were as follows:

	March 31, 2013	December 31, 2012
Accrued contracts and study expenses	$1,651,214	$1,203,808
Other accrued liabilities	212,550	80,168

Total accrued liabilities	$1,863,764	$1,283,976

Our accrued liabilities as of December 31, 2012 included a $0.4 million accrual that reflected the entire amount of our ANX-514 contract manufacturer’s payment demand for ANX-514 manufacturing activities, which amount was in dispute. As discussed above in Note 6, in April 2013, we reached an agreement with the contract manufacturer regarding the amount in dispute. As a result of our agreement, we reduced our accrued liabilities as of March 31, 2013 by $0.2 million.

7.	Accrued Liabilities

Accrued liabilities at December 31, 2012 and 2011 were as follows:

	2012	2011
Accrued contracts and study expenses	$1,203,808	$880,608
Other accrued liabilities	80,168	239,808

Accrued liabilities	$1,283,976	$1,120,416

Accrued contracts and study expenses at December 31, 2012 include a $0.4 million accrual related to the discontinuation of ANX-514 manufacturing activities. This accrual reflects the entire amount of the contract manufacturer’s payment demand, which amount is in dispute. We are unable to predict the outcome of the dispute as of December 31, 2012. The accrual will be adjusted through research and development expense in our consolidated statement of operations and comprehensive income/(loss) in the period that the dispute is settled.